united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Laura Latella

Equinox Institutional Asset Management, LP, 47 Hulfish Street Suite 510, Princeton, NJ 08542

(Name and address of agent for service)

Registrant's telephone number, including area code: 609-454-5227

Date of fiscal year end: 06/30

Date of reporting period: 9/30/17

Item 1. Schedule of Investments.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

	Principal Amount		Coupon Rate %	Maturity Date	Fair Value
		U.S. TREASURY NOTES - 48.2%
	$ 25,000,000	United States Treasury Note	0.7500	10/31/2017	$ 24,994,375
	90,000,000	United States Treasury Note	0.7500	7/31/2018	89,585,156
	50,000,000	United States Treasury Note	1.0000	3/15/2018	49,955,265
	60,000,000	United States Treasury Note	1.8750	10/31/2017	60,038,584
		TOTAL U.S TREASURY NOTES (Cost - $224,706,468)			224,573,380

		TOTAL INVESTMENTS - 48.2% (Cost - $224,706,468) (a)			$ 224,573,380
		OTHER ASSETS AND LIABILITIES - NET - 51.8%			241,023,816
		TOTAL NET ASSETS - 100.0%			$ 465,597,196

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $224,706,468 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ -
				Unrealized Depreciation:	(133,088)
				Net Unrealized Depreciation:	$ (133,088)

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

LONG FUTURES CONTRACTS
Description	Number of Contracts	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bond Future	1,134	Morgan Stanley	December 2017	$ 113,041,031	$ (1,839,060)
AEX Index (Amsterdam) Future	68	Morgan Stanley	October 2017	8,632,236	187,442
Australian Dollar Currency Future	2,520	Morgan Stanley	December 2017	197,467,200	(3,911,919)
British Pound Currency Future	123	Morgan Stanley	December 2017	10,331,231	19,050
CAC40 10 Euro Future	326	Morgan Stanley	October 2017	20,528,183	509,320
Dax Index Future	118	Morgan Stanley	December 2017	44,632,900	926,890
Euro-Bund Future	491	Morgan Stanley	December 2017	93,459,904	(446,213)
Euro FX Currency Future	183	Morgan Stanley	December 2017	27,140,044	(418,613)
FTSE/MIB Index Future	318	Morgan Stanley	December 2017	42,541,328	866,314
IBEX-35 Index Future	300	Morgan Stanley	October 2017	36,639,927	20,581
Japanese Yen Currency Future	1,644	Morgan Stanley	December 2017	183,306,000	(3,889,264)
Long Gilt Future	229	Morgan Stanley	December 2017	38,060,644	(802,950)
Mexican Peso Currency Future	366	Morgan Stanley	December 2017	9,927,750	(228,750)
Polish Zloty Currency Future	16	Morgan Stanley	December 2017	2,193,280	(30,720)
Russian Ruble Currency Future	427	Morgan Stanley	December 2017	18,307,625	(10,675)
Swiss Franc Currency Future	26	Morgan Stanley	December 2017	3,372,850	(38,675)
TOPIX Index Future	194	Morgan Stanley	December 2017	28,867,765	1,287,087
US 10 Year Note Future	355	Morgan Stanley	December 2017	44,485,938	(457,616)
U.S. Dollar/Czech Koruna Cross Currency Future	15	Morgan Stanley	December 2017	1,492,788	13,324
U.S. Dollar/Singapore Dollar Cross Currency Future	328	Morgan Stanley	October 2017	8,195,471	77,005
U.S. Dollar/South African Rand Cross Currency Future	39	Morgan Stanley	December 2017	3,966,432	116,745
U.S. Dollar/Turkish Lira Cross Currency Future	337	Morgan Stanley	December 2017	46,249,880	(1,317,670)
					(9,368,367)

SHORT FUTURES CONTRACTS
Description	Contracts	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real Currency Future	590	Morgan Stanley	November 2017	18,564,350	$ (7,900)
Canadian Dollar Currency Future	1,352	Morgan Stanley	December 2017	108,504,760	2,476,299
Canadian 10 Year Bond Future	1,523	Morgan Stanley	December 2017	164,763,843	3,225,874
FTSE 100 Index Future	94	Morgan Stanley	December 2017	9,243,611	20,572
Hang Seng Index Future	110	Morgan Stanley	October 2017	19,375,024	46,810
Japan 10 Year Bond Future	220	Morgan Stanley	December 2017	293,847,999	1,320,513
New Zealand Dollar Currency Future	695	Morgan Stanley	December 2017	50,123,400	351,514
Norwegian Krone Currency Future	168	Morgan Stanley	December 2017	42,238,560	636,720
OMXS30 Index Future	293	Morgan Stanley	October 2017	5,875,364	(240,243)
S&P 500 Future	68	Morgan Stanley	December 2017	42,773,700	(938,151)
S&P/Toronto Stock Exchange 60 Index Future	177	Morgan Stanley	December 2017	26,004,062	(1,286,118)
SPI 200 Index Future	85	Morgan Stanley	December 2017	9,450,721	(16,513)
Swedish Krona Currency Future	1,055	Morgan Stanley	December 2017	260,036,400	5,974,098
Swiss Market Index Future	186	Morgan Stanley	December 2017	17,552,356	(199,089)
U.S. Dollar/Hungarian Forint Cross Currency Future	11	Morgan Stanley	December 2017	1,100,015	(20,027)
U.S. Dollar/Indian Rupee Cross Currency Future	392	Morgan Stanley	October 2017	11,956,784	64,150
U.S. Dollar/South Korean Won Cross Currency Future	170	Morgan Stanley	October 2017	3,708,125	57,375
					11,465,884
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$ 2,097,517

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund’s assets and liabilities measured at fair value:
Assets	Level 1	level 2	Level 3	Total
U.S. Treasury Notes	$ -	$ 224,573,380	$ -	$ 224,573,380
Futures Contracts*	2,097,517	-	-	2,097,517
Total	$ 2,097,517	$ 224,573,380	$ -	$ 226,670,897

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.
* Cumulative appreciation/depreciation on futures contracts is shown.

Consolidation of Subsidiary – Equinox IPM Systematic Macro Fund with its subsidiary Equinox IPM Systematic Macro LLC (“IPM-CDC”) – The Consolidated Financial Statements include the accounts of IPM-CDC, a wholly-owned and controlled domestic corporation ("CDC"). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in its CDC which acts as an investment vehicle in order to effect certain investments consistent with its respective investment objectives and policies.

The CDC utilizes a diversifed portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global markets across three major asset classes: currencies, fixed income and stock indices to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors including, with respect to the IPM Program, swap agreements, defined in the Principal Investment Risks section of their Prospectus.

A summary of the Fund's investment in the CDC is as follows:

	Inception Date of CDC	CDC Net Assets at September 30, 2017	% Of Total Net Assets at September 30, 2017
IPM-CDC	7/8/2015	$ 46,816,882	10.1%

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the year the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended September 30, 2017, the net unrealized appreciation on futures contracts amounted to $2,097,517.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2017:
Asset Derivatives Investment Fair Value
	Commodity	Currency	Equity	Interest Rate	Total as of September 30, 2017
Futures Contracts	$ -	$ (87,933)	$ 1,184,902	$ 1,000,548	$ 2,097,517

The notional value of the derivative instruments outstanding as of September 30, 2017 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 11/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 11/28/17

By (Signature and Title)

*/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 11/28/17